Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 235,570
Mobile services [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	65,057
BC Card Co., Ltd. [member] | Finance [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	41,234
GENIE Music Corporation K T Music Corporation [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	53,871
PlayD Co., Ltd. (N Search Marketing Co., Ltd.) [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	42,745
KT Telecop Co., Ltd. [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	15,418
KT MOS Bukbu Co Ltd and others [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 17,245